Subsequent Events	12 Months Ended
Mar. 31, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
25.
SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred up through June 25, 2026, which is the date that these consolidated financial statements are available to be issued. There were no other material subsequent events that require disclosure in these consolidated financial statements.